Supplemental Financial Information (Tables)	12 Months Ended
Jan. 31, 2013
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Summary of Other Operating Expenses

The following table shows a summary of other operating expenses:

	Fiscal years ended January 31,
	2013	2012	2011
Advertising costs	$3,660	$2,541	$3,196
Facilities and communication	196,899	204,453	190,512
Vehicle expenses	55,250	53,943	50,539
Other operating expenses	290,647	291,581	277,787

Total other operating expenses	$546,456	$552,518	$522,034

Supplemental Cash Flow and Non-Cash Investing and Financing Activities

The following table shows the supplemental cash flow information and supplemental non-cash investing and financing activities:

	Fiscal years ended January 31,
	2013	2012	2011
Net cash paid for:
Interest*	$44,654	$35,648	$35,408
Income taxes	55,605	50,245	36,892
Withholding taxes	1,490	501	524
Non-cash activities:
Capital lease and other obligations to acquire assets	13,825	15,829	12,243
Liability incurred for contingent consideration obligations	700	—	300
Obligations incurred to acquire assets pursuant to the Pharma Property Development Agreements	30,927	37,351	—

*	Net cash paid for interest is inclusive of capitalized interest of $6,908, $4,156 and $1,935 for the fiscal years ended 2013, 2012 and 2011, respectively, and excludes cash paid for debt issuance costs.